Consolidation of RiverFront Investment Partners I, LLC. - RiverFront remeasurement balance sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Land	$ 84,383	$ 83,721
Building and improvements, net	202,187	206,553
Cash	26,607	22,547	$ 4,524		$ 0
Cash held in escrow	186	202
Accounts receivable	546	564
Total Assets	538,148	505,488	$ 418,734
Long-term Debt	88,925	88,789
Other liabilities	1,978	100
Capital - FRP	160,452	88,884
Equity - MRP	54,813	37,939
Total Liabilities and Capital	$ 538,148	$ 505,488
Gain on remeasurement
Land				$ 21,107
Building and improvements, net				34,362
Value of leases in place				4,727
Cash				0
Cash held in escrow				0
Accounts receivable				0
Prepaid expenses				0
Total Assets				60,196
Long-term Debt				0
Amortizable debt costs				0
Other liabilities				0
Capital - FRP				39,727
Equity - MRP				20,469
Total Liabilities and Capital				60,196
RiverFront on the Anacostia
Land				28,327
Building and improvements, net				116,135
Value of leases in place				4,727
Cash				2,295
Cash held in escrow				171
Accounts receivable				40
Prepaid expenses				142
Total Assets				151,837
Long-term Debt				78,587
Amortizable debt costs				(852)
Other liabilities				905
Capital - FRP				48,310
Equity - MRP				24,887
Total Liabilities and Capital				151,837
Riverfront Holdings I, LLC
Land				7,220
Building and improvements, net				81,773
Value of leases in place				0
Cash				2,295
Cash held in escrow				171
Accounts receivable				40
Prepaid expenses				142
Total Assets				91,641
Long-term Debt				78,587
Amortizable debt costs				(852)
Other liabilities				905
Capital - FRP				8,583
Equity - MRP				4,418
Total Liabilities and Capital				$ 91,641